                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21739

      Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC
               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                               New York, NY 10010
               (Address of principal executive offices) (Zip code)

                    BNY Mellon Investment Servicing (US) Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000

                        Date of fiscal year end: March 31

             Date of reporting period: July 1, 2009 - June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

                                                                                                     FUND'S VOTE
                                                                                                    FOR OR AGAINST
                                                                                           WHETHER   PROPOSAL, OR
                                                                                 WHO         FUND    ABSTAIN; FOR     WHETHER
                                                                               PROPOSED      CAST     OR WITHHOLD      VOTE
   ISSUER OF                EXCHANGE          SHAREHOLDER      SUMMARY         MATTER:       VOTE      REGARDING    WAS FOR OR
   PORTFOLIO      PRODUCT    TICKER   CUSIP     MEETING       OF MATTER         ISSUER        ON      ELECTION OF     AGAINST
   SECURITY        NAME      SYMBOL     #        DATE          VOTED ON     / SHAREHOLDER   MATTER     DIRECTORS    MANAGEMENT
--------------  ----------  --------  -----  ------------  ---------------  -------------  -------  --------------  ----------
Lansdowne UK    CSAC          N/A      N/A   July 17 2009  Proposed change   Shareholder     YES          FOR           FOR
Equity Fund LP  Long/Short                                 to the
                Equity                                     geographical
                Master                                     exposure
                Fund                                       wording to the
                                                           Parternish
                                                           portfolio. We
                                                           elect to
                                                           consent to the
                                                           change in all
                                                           portfolios.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   Credit Suisse Alternative Capital Long/Short Equity Master
             Fund, LLC


By (Signature and Title)* /S/ Sandra DeGaray
                          ---------------------------------------------
                          Sandra DeGaray, Chief Financial
                          Officer and Treasurer

Date August 11, 2010

* Print the name and title of each signing officer under his or her signature.